SECURITIES AVAILABLE FOR SALE - Summary of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 254,829	$ 210,535
Gross unrealized gains	2,804	3,659
Gross unrealized losses	4,937	4
Estimated fair value	252,696	214,190
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	67,320	57,983
Gross unrealized gains	2,482	3,035
Gross unrealized losses	692
Estimated fair value	69,110	61,018
U.S. Government sponsored agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	187,087	152,546
Gross unrealized gains	322	624
Gross unrealized losses	4,245	4
Estimated fair value	183,164	153,166
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	422	6
Gross unrealized gains
Gross unrealized losses
Estimated fair value	$ 422	$ 6